Significant Related Party Transactions	12 Months Ended
Dec. 31, 2023
Significant Related Party Transactions [Abstract]
Significant related party transactions

22.    Significant related party transactions

Related Party relationships with shareholders with significant influence

The three founding shareholders of Lifezone and members of their immediate family are related parties, some with significant influence over the affairs of Lifezone. Keith Liddell and family, Chris von Christierson and family, and Peter Smedvig, personally and via various investment companies and trusts collectively held approximately 63.0% of the outstanding Lifezone shares as of December 31, 2023. The three founding shareholders (including the members of their immediate families) are long-term financial supporters of the business and are not considered to be related to each other and are not considered to control or jointly control the financial and operating policy decisions of Lifezone. Lifezone has no commercial relationships with Peter Smedvig’s beyond his shareholding in Lifezone and no compensation or transfer of resources took place during the reporting period with Peter Smedvig and known family members.

The Liddell family holdings are in aggregate approximately 30.7% of all outstanding Lifezone shares as of December 31, 2023, making him and members of his immediate family related parties with significant influence over the affairs of Lifezone. Keith Liddell was the Chairman of Lifezone Holdings until the listing at the NYSE, when he became the Chairman of Lifezone.

Keith Liddell is also retained as a consultant to provide metallurgical engineering services to Lifezone in matters related to metals recovery and the design, engineering, commissioning, and operation of Lifezone’s metals and minerals projects. This commercial agreement between Lifezone and Keith Liddell replaced an earlier agreement with Keshel Consult Limited, which was terminated on June 30, 2023, and replaced with a commercial agreement between Lifezone and Keith Liddell directly with effect from July 1, 2023.

His children, Simon Liddell and Natasha Liddell are employees of Lifezone Asia-Pacific Pty Ltd. Simon Liddell is a director of the company Lifezone Asia-Pacific, and Natasha Liddell is a member of the Executive Committee. Keith’s stepson, Charles Liddell, has an IT consultancy agreement with KNL. Keith Liddell’s wife Shelagh Jane Liddell also holds shares and has not received compensation during the reporting period and has no commercial agreement with Lifezone. Natasha Liddell informed Lifezone that she will be departing from her role, effective February 16, 2024.

Chris von Christierson was a director at various group companies but resigned as a non-executive director from the boards of Lifezone Holdings, Lifezone Limited and KNL with effect from August 31, 2023. He no longer holds any directorships with any group company.

The holdings in trusts where family members of Chris von Christierson are beneficiaries are classified as true trust holdings managed by professional trustees, making Chris von Christierson and close family members not related parties with significant influence. His son, Anthony von Christierson, is employed by Lifezone Metals.

Refer to Related party expenses table for payments made under the above agreements.

Directorships as at December 31, 2023

Name of entity	Type	Keith Liddell	Simon Liddell
Lifezone Asia-Pacific Pty Ltd	Subsidiary	•	•
Simulus Pty Ltd	Subsidiary	•
The Simulus Group Pty Ltd	Subsidiary	•
Kabanga Holdings Limited	Subsidiary	•
Romanex International Limited	Subsidiary	•
Tembo Nickel Mining Company Limited	Subsidiary	•
Tembo Nickel Refining Company Limited	Subsidiary	•
Tembo Nickel Corp. Limited	Subsidiary	•

Resignations and appointments for the year ended December 31, 2023.

Chris von Christierson resigned on August 31, 2023, from:

•        Lifezone Holdings Limited,

•        Lifezone Limited,

•        Kabanga Nickel Limited,

•        KellTech Limited.

•        Tembo Nickel Mining Company Limited,

•        Tembo Nickel Refining Company Limited; and

•        Tembo Nickel Corp. Limited.

Natasha Liddell resigned on September 11, 2023, from:

•        Lifezone Holdings Limited; and

•        Lifezone Limited.

Keith Liddell resigned on September 11, 2023, from:

•        Lifezone Holdings Limited,

•        Lifezone Limited,

•        LZ Services Limited,

•        Kabanga Nickel Limited,

•        Kelltech Limited; and

•        Kelltechnology South Africa (RF) (Pty) Ltd.

Keith Liddell was appointed on July 6, 2023, as a director of Lifezone Metals Limited. Keith Liddell was appointed on July 18, 2023, as a director of:

•        Simulus Pty Ltd; and

•        The Simulus Group Pty Ltd.

Directors’ fees

Lifezone Metals Limited had a Directorship agreement with Keith Liddell as a Director of Lifezone Metals Limited. For the six (6) months ending December 31, 2023, Keith Liddell, was paid $55,000 (December 31, 2022: $Nil). This agreement with Keith Liddell was terminated on August 31, 2023.

Lifezone Limited had a Directorship agreement with Keith Liddell as a Director of Lifezone Limited, a wholly owned subsidiary of Lifezone, For the year ended December 31, 2023, Keith Liddell, was paid $19,583 (December 31, 2022: $29,375). This agreement with Keith Liddell was terminated on August 31, 2023.

Kabanga Nickel Limited had a Directorship agreement with Keith Liddell as a Director of Kabanga Nickel Limited, a wholly owned subsidiary of Lifezone, For the year ended December 31, 2023, Keith Liddell, was paid $19,583 (December 31, 2022: $29,375). This agreement with Keith Liddell was terminated on August 31, 2023.

Natasha Liddell was a non-paid Director of Lifezone Holdings and Lifezone Limited before resigning on September 11, 2023.

Transactions with significant shareholders and their extended families

Lifezone had a commercial agreement with Keshel Consult Limited for the engagement of Keith Liddell as a technical consultant of LZL. This commercial agreement between Lifezone and Keshel Consult Limited was terminated on June 30, 2023, and replaced with a commercial agreement between Lifezone and Keith Liddell directly with effect from July 1, 2023.

Mr. Charles Liddell (stepson of Mr. Keith Liddell) is the owner/partner in the Australian firm Integrated Finance Limited for the provision of information technology services to KNL. The agreement was modified as of December 31, 2023, and the amounts that will be paid will be reduced in 2024.

Ms. Natasha Liddell (the daughter of Mr. Keith Liddell) was a paid employee of Lifezone Asia-Pacific. Natasha Liddell resigned as an effective on February 16, 2024.

Mr. Simon Liddell (the son of Mr. Keith Liddell) is a paid employee of Lifezone Asia-Pacific Pty Ltd. He is Vice President Mining and has extensive underground mining experience, having joined from Gold Fields in Australia in 2022.

Lifezone Limited had a commercial agreement with Southern Prospecting (UK) Limited for the engagement of Chris von Christierson as a consultant of LZL, in respect of mining projects and management. This commercial agreement with Southern Prospecting (UK) Limited was terminated on August 31, 2023.

Lifezone Limited had a commercial agreement with Transition Resources Limited for the engagement of Anthony von Christierson as a consultant of LZL. This commercial agreement with Transition Resources Limited was terminated on July 31, 2023. As of August 1, 2023, Anthony von Christierson is an employee of LZSL, as Senior Vice President: Commercial and Business Development.

Lifezone had a commercial agreement with Fugue Pte Limited for the engagement of Mike Adams as a technical consultant of Lifezone Limited. This commercial agreement between Lifezone and Fugue Pte Limited was terminated on June 30, 2023. Lifezone had a commercial agreement with Airvolution Co., an entity controlled by Mike Adams with effect from November 16, 2022.

Refer to related party expenses table for payments made under the above agreements.

Related party loans

From the time of the NYSE listing Lifezone has a policy not to provide personal loans to directors or members of the Executive Committee.

Lisa Smith, an employee and shareholder, who is not a director or officer and is not considered holding significant influence over Lifezone, has a loan of $75,000 with KNL. As at December 31, 2023, this was outstanding and is expected to be repaid before December 31, 2024.

Remuneration of key management personnel

	2023	2022	2021
	$	$	$
Short-term employee benefits	3,651,073	2,554,359	644,550
Short-term employee bonuses	512,524	2,137,721	3,750,546
Post-employment pension and medical benefits	125,591	361,955	—
Total compensation paid	4,289,187	5,054,035	4,395,096

Share-based payments to key management personnel

	2023	2022	2021
	$	$	$
Share-based expense – Lifezone Holdings shareholder earnout	110,611,407	—	—
Share-based payment expense – share options	—	—	328,326
Share-based payment expense – restricted stock units	—	—	9,525,000

The amounts disclosed in the above relate to employee expenses incurred during the reporting period in connection to the employment of and existing consulting agreements entered into with key management personnel as listed following:

Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer (joined June 29, 2023)
Dr Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	Tembo Nickel Chief Executive Officer
Spencer Davis	Group General Counsel (joined March 1, 2023)
Natasha Liddell	Chief Sustainability Officer (resigned February 16, 2024)
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Senior Vice President: Investor Relations and Capital Markets (joined October 10, 2023)

Related party revenue

Lifezone had sales to related parties as follows for the period ended:

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Transactions with affiliated companies
Kellplant Proprietary Ltd	129,680	1,510,830	1,466,825
Kelltechnology SA Proprietary Ltd	684,407	1,344,039	625,750
Consulting and management fee revenue	814,087	2,854,869	2,092,575

Revenue is attributable to hydromet consulting related to mineral beneficiation operations of affiliated companies and technical and laboratory services provided by Simulus to an array of customers. The affiliated entities are joint venture entities of Lifezone. Lifezone Limited has a 50% interest in Kelltech Limited, a joint venture with Sedibelo Resources Limited. Lifezone Limited has an indirect 33.33% interest in KTSA , a subsidiary of Kelltech Limited, and Kellplant Proprietary Ltd (“Kellplant”), a wholly owned subsidiary of KTSA as disclosed in detail in Note 28.

Lifezone incurred consultancy fees and paid bonuses related to consulting agreements entered into with related parties as follows:

Consultancy fees and Bonuses

Engagement Party	Related Person	Engagement with	2023	2022	commenced	ended
Transition Resources Limited*	Anthony von Christierson	Lifezone Limited	163,193	479,702	March 21, 2022	July 31, 2023
Fugue Pte Limited	Mike Adams	Lifezone Limited	—	279,608	April 15, 2022	June 30, 2022
Airvolution Co. Limited	Mike Adams	Lifezone Limited	625,935	810,810	November 16, 2022	—
LZ Advisory LLC	Christopher Showalter	Lifezone Limited	957,682	951,720	March 15, 2022	—
Southern Prospecting (UK) Limited	Chris von Christierson	Lifezone Limited	68,819	87,588	April 3, 2019	August 31, 2023
Keshel Consult Limited	Keith Liddell	Lifezone Limited	391,735	1,135,157	March 15, 2022	June 30, 2023
Keith Liddell	Keith Liddell	Lifezone Limited	132,048	—	July 7, 2023	—
Integrated Finance WA PTY Ltd	Charles Liddell	Lifezone Limited	37,345	41,195	March 23, 2022	—
Newvision Metals PTE. Limited	Gerick Mouton	Lifezone Limited	425,000	435,956	June 2, 2022	—
EJMY Consulting	Evan Young	Lifezone Limited	42,117	—	October 10, 2023	—
			2,843,873	4,221,735
Wages and Bonuses
Natasha Liddell		Lifezone Asia-Pacific Pty Ltd	320,195	572,829
Simon Liddell		Lifezone Asia-Pacific Pty Ltd	284,047	502,259
Anthony von Christierson**		LZ Services Limited	122,386	—
			726,628	1,075,088

*        Up to July 2023

**      Since August 2023

Related party receivables

Lifezone had receivables due from related parties as at:

	December 31, 2023	December 31, 2022
	$	$
Balances with affiliated entities
BHP Billiton (UK) DDS Limited	—	211,099
Kelltechnology SA Proprietary Ltd	1,433,243	748,836
Other receivables	1,433,243	959,935

Balances with management personnel
Related party receivables – Interest free	75,000	375,000
Related party receivables – Interest bearing	—	280,683
	75,000	655,683

Receivables from affiliated entities

Relate to short term services to and payments on behalf of affiliated entities and are considered provided at arm’s length.

Balances with management personnel

Related party receivables — Interest free

In 2020, Lifezone provided loans to shareholders who were working for the Lifezone amounting to $375,000. As of December 31, 2023, a loan to Lisa Smith of $75,000 was still outstanding. The loans with employees and consultants of Lifezone are interest free and repayable on demand and are not considered arm’s length.

Related party receivables — Interest bearing

In 2018, Lifezone provided unsecured interest-bearing loan to Chris Showalter based on a SONIA (2021: LIBOR), plus 3%, which was repayable on demand and considered arm’s length.

For the year ended December 31, 2023, interest amounted to $6,841 (2022 $10,137). There was no interest-bearing loan outstanding as at December 31, 2023, following the repayment of the loan and interest on July 5, 2023.

Related party payables

	December 31 2023	December 31 2022
	$	$
Balances with management personnel
Related party payables	132,048	—
	132,048	—

Related party payables

Relate to short term services payments and are considered provided at arm’s length. The amount above relates to services provided by Keith Liddell to Lifezone Limited for the period September to December 2023 not paid as at December 31, 2023.

Related party share-based payments

Lifezone granted restricted stock units and earnouts to key management personnel as described in detail in Note 25.